Leases - Summary of Supplemental Information Related To Operating Leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Leases [Abstract]
Operating lease ROU assets	¥ 422,966	$ 66,373	¥ 536,710
Operating lease liabilities-non-current	206,303	32,373	311,910
Operating lease liabilities-current	214,843	$ 33,714	215,300
Total operating lease liabilities	¥ 421,146		¥ 527,210
Weighted average remaining lease term	1 year 11 months 8 days	1 year 11 months 8 days	2 years 6 months 25 days
Weighted average discount rate	5.06%	5.06%	5.41%